Lease (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Leases Text Block [Abstract]
Schedule of amount of carrying amounts of right-of-use assets and movement
December 31, 2022
U.S. dollars in thousands
Balance as of January 1, 2022	$-
Initial recognition	306
Depreciation on right-of-use-assets	(77)

Balance as of December 31, 2022	$229

Schedule of maturity analysis of company’s lease liabilities
December 31, 2022
U.S. dollars in thousands
Less than one year	$64
Two to four years	147

Total	$211

Current maturities of lease liability	$64

Long-term lease liability	$147

Schedule of weighted average remaining lease terms and discount rate
December 31, 2022
Lease term (years)	3
Weighted average discount rate	6%

Schedule of amounts recognized in profit or loss
December 31, 2022
U.S. dollars in thousands
Interest expenses on lease liability	15
Amortization of right-of-use-assets	77

Total	92

Schedule of lease payments
Fixed payments
U.S. dollars in thousands

Lease payments	$79

Schedule of cash flows
Year ended December 31, 2022
U.S. dollars in thousands

Repayment of lease liability	$79